Income Taxes (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current:
Federal			$ 3,033	$ (884,000)	$ 884,000
State	2,400	800	800	800	800
Foreign	1,662	1,585	4,686
Total	$ 4,062	$ 2,385	$ 8,519	$ (883,200)	$ 884,800